Short-Term Debt and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Line of Credit Facilities

Commercial paper and letters of credit outstanding, as well as capacity available under credit facilities, were as follows:

	Facility Limit	Outstanding Commercial Paper(2)	Outstanding Letters of Credit	Facility Capacity Available
(millions)
At December 31, 2017
Joint revolving credit facility(1)	$5,000	$3,298	$ —	$1,702
Joint revolving credit facility(1)	500	—	76	424
Total	$5,500	$3,298	$76	$2,126
At December 31, 2016
Joint revolving credit facility(1)	$5,000	$3,155	$ —	$1,845
Joint revolving credit facility(1)	500	—	85	415
Total	$5,500	$3,155	$85	$2,260

(1)	These credit facilities mature in April 2020 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
(2)	The weighted-average interest rates of the outstanding commercial paper supported by Dominion Energy’s credit facilities were 1.61% and 1.05% at December 31, 2017 and 2016, respectively.

Virginia Electric and Power Company
Schedule of Line of Credit Facilities

Virginia Power’s share of commercial paper and letters of credit outstanding under its joint credit facilities with Dominion Energy, Dominion Energy Gas and Questar Gas were as follows:

	Facility Limit(1)	Outstanding Commercial Paper(2)	Outstanding Letters of Credit
(millions)
At December 31, 2017
Joint revolving credit facility(1)	$5,000	$542	$—
Joint revolving credit facility(1)	500	—	—
Total	$5,500	$542	$—
At December 31, 2016
Joint revolving credit facility(1)	$5,000	$ 65	$—
Joint revolving credit facility(1)	500	—	1
Total	$5,500	$ 65	$ 1

(1)	The full amount of the facilities is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas and Questar Gas. Sub-limits for Virginia Power are set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2017, the sub-limit for Virginia Power was an aggregate $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. These facilities mature in April 2020 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
(2)	The weighted-average interest rates of the outstanding commercial paper supported by these credit facilities were 1.65% and 0.97% at December 31, 2017 and 2016, respectively.

Dominion Energy Gas Holdings, LLC
Schedule of Line of Credit Facilities

Dominion Energy Gas’ share of commercial paper and letters of credit outstanding under its joint credit facilities with Dominion Energy, Virginia Power and Questar Gas were as follows:

	Facility Limit(1)	Outstanding Commercial Paper(2)	Outstanding Letters of Credit
(millions)
At December 31, 2017
Joint revolving credit facility(1)	$1,000	$629	$—
Joint revolving credit facility(1)	500	—	—
Total	$1,500	$629	$—
At December 31, 2016
Joint revolving credit facility(1)	$1,000	$460	$—
Joint revolving credit facility(1)	500	—	—
Total	$1,500	$460	$—

(1)	A maximum of a combined $1.5 billion of the facilities is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power and Questar Gas. Sub-limits for Dominion Energy Gas are set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2017, the sub-limit for Dominion Energy Gas was an aggregate $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. These credit facilities mature in April 2020 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.
(2)	The weighted-average interest rate of the outstanding commercial paper supported by these credit facilities was 1.57% and 1.00% at December 31, 2017 and 2016, respectively.